Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,803	$ 1,828
Lease liabilities undiscounted	3,199	3,242
Interest for discounting lease liabilities	(1,396)	(1,414)
Less current lease liabilities	(235)	(230)
Less current lease liabilities undiscounted	(291)	(284)
Less current lease liabilities interests for discounting	(56)	(54)
Non-current lease liabilities	1,568	1,598
Non-current lease liabilities undiscounted	2,908	2,958
Commitments for leases not yet commenced	123	89
Most material lease with lease term extension	$ 700	$ 700
Lease term end date	2071	2071
Information about lessee's exposure arising from extension options and termination options	At December 31, 2024, and December 31, 2023, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Company’s most material lease with a lease term extension, representing a lease liability value of USD 0.7 billion (2023: USD 0.7 billion), has a determined lease term end date of 2071 (2023: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for either 2024 or 2023. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period.
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 235	$ 230
Lease liabilities undiscounted	291	284
Interest for discounting lease liabilities	(56)	(54)
Commitments for leases not yet commenced	57
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	203	203
Lease liabilities undiscounted	252	248
Interest for discounting lease liabilities	(49)	(45)
Commitments for leases not yet commenced	15
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	168	170
Lease liabilities undiscounted	209	211
Interest for discounting lease liabilities	(41)	(41)
Commitments for leases not yet commenced	4
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	117	149
Lease liabilities undiscounted	153	184
Interest for discounting lease liabilities	(36)	(35)
Commitments for leases not yet commenced	4
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	86	113
Lease liabilities undiscounted	116	142
Interest for discounting lease liabilities	(30)	(29)
Commitments for leases not yet commenced	4
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	994	963
Lease liabilities undiscounted	2,178	2,173
Interest for discounting lease liabilities	(1,184)	$ (1,210)
Commitments for leases not yet commenced	$ 39